Schedule of cash flow in discontinued operation (Details) - USD ($)	3 Months Ended		6 Months Ended
	Feb. 28, 2022	Feb. 28, 2021	Feb. 28, 2022	Feb. 28, 2021
Eden Games S. A. [Member]
IfrsStatementLineItems [Line Items]
Net cash provided by (used in) operating activities	$ 87,745	$ 70,637	$ 55,334	$ 231,544
Net cash used in financing activities	(25,228)	(27,223)	(50,714)	(107,967)
Change in cash	62,517	43,414	4,620	123,577
Cash, beginning of period	212,674	187,741	270,571	107,578
Cash, end of period	275,191	231,155	275,191	231,155
Motorsports Group [Member]
IfrsStatementLineItems [Line Items]
Net cash provided by (used in) operating activities		(125)		(92,652)
Net cash used in financing activities
Change in cash		(125)		(68,304)
Cash, beginning of period		125		68,304
Cash, end of period
Disposal of Motorsports				$ 24,348